Business Combinations - Summary of Determination of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - CAD CAD in Millions	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Goodwill	CAD 327		CAD 163
Great Lakes Power Transmission LP [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		CAD 5
Working capital		(2)
Property, plant and equipment		221
Intangible assets		1
Regulatory assets		50
Goodwill		159
Long-term debt		(186)
Pension and post-employment benefit liabilities, net		(5)
Deferred income taxes		(17)
Total		CAD 226
Acquisition of Woodstock Hydro [Member]
Business Acquisition [Line Items]
Working capital				CAD 4
Property, plant and equipment				27
Intangible assets				1
Deferred income tax assets				2
Goodwill				22
Long-term debt				(17)
Derivative instruments				(3)
Post-retirement and post-employment benefit liability				(1)
Regulatory liabilities				(1)
Other long-term liabilities				(2)
Total				CAD 32
Acquisition of Haldimand Hydro [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					CAD 3
Working capital					5
Property, plant and equipment					52
Deferred income tax assets					1
Goodwill					33
Long-term debt					(18)
Regulatory liabilities					(3)
Total					CAD 73